NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Registration Rights (Details)	Aug. 14, 2024 shares
Pre-Split Basis
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Maximum number of shares can be resale as per registration statement	77,577,099
Post-Split Basis
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Maximum number of shares can be resale as per registration statement	34,532,737